RELATED PARTY TRANSACTIONS - Additional Information (Details)		1 Months Ended						2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 03, 2016	Feb. 28, 2018 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($) vessel	Jan. 31, 2015 USD ($) vessel contract	Jan. 31, 2014 USD ($) vessel	Sep. 30, 2016 vessel	Dec. 31, 2017 USD ($) vessel	Mar. 31, 2015 USD ($)	Nov. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($) vessel vessels	Dec. 31, 2016 USD ($) vessels	Dec. 31, 2015 USD ($) vessels	Jun. 30, 2016 USD ($)	Jan. 01, 2014 vessel	Dec. 31, 2013 vessel
Related Party Transaction [Line Items]
Newbuilding Supervision Fees										$ 1,100,000
Technical Management Fees										$ 200,000
Number of vessels under commercial management | vessel									7			7
Proceeds From Sale Of Vessels and Equipment												$ 0	$ 173,187,000	$ 456,366,000
Number of vessels delivered and sold | vessel								5
Gain (Loss) On Sale Of Assets												0	0	78,167,000
Reverse stock split, conversion ratio	0.2
Profit share expense												5,600,000	50,900,000
Contingent rental income												(26,148,000)	$ (18,621,000)	$ 0
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments									$ 299,016,000			299,016,000
Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
Principal amount															$ 275,000,000.0
Debt Instrument, Increase (Decrease), Net												90,000,000
Debt Instrument, Unused Borrowing Capacity, Amount									185,000,000.0			$ 185,000,000.0
Senior unsecured facility $275.0 million [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Principal amount		$ 275,000,000.0
Loan facility extended period		12 months
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels whose lease was terminated | vessels												2	1
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels whose lease was terminated | vessels												2		1
Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Newbuilding Supervision Fees											$ 4,100,000
Technical Management Fees											1,800,000
Frontline 2012 Ltd [Member] | Reverse acquisition [Member]
Related Party Transaction [Line Items]
Management fee expenses											$ 3,600,000
Highlander Tankers Limited [Member]
Related Party Transaction [Line Items]
number of charter-out contracts assumed | contract						3
Number of vessels under commercial management | vessel						4
Consideration to assume charter-out contracts and commercially managed vessels						$ 1,800,000
Avance Gas [Member]
Related Party Transaction [Line Items]
Number of vessels delivered and sold | vessel							8
Gain (Loss) On Sale Of Assets													$ 78,200,000	$ 78,200,000
Avance Gas [Member] | Fuel Efficient VLGC [Member]
Related Party Transaction [Line Items]
Proceeds From Sale Of Vessels and Equipment							$ 139,200,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party transactions, Charterhire Paid Including Principal and Interest												$ 75,055,000	93,545,000	8,355,000
Repayments of Medium-term Notes				$ 113,200,000
Repayment of related party loan note, principal amount				112,700,000
Repayment of related party loan note, accrued interest				500,000
Lease termination payment												(19,006,000)	(293,000)	(3,266,000)
Interest Expense, Related Party												25,980,000	35,417,000	3,357,000
Profit share expense												5,600,000
Contingent rental income									26,100,000			(26,148,000)	18,621,000	0
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel																2
Number of Ship Finance vessels involved in pooling arrangement | vessel																2
Pool earnings allocated on a net basis												2,100,000	900,000	1,400,000
Number of Frontline 2012 vessels involved in de-rating project | vessel																	4
Number of Ship Finance vessels involved in de-rating project | vessel																	2
amount due/from related party for vessels within pooling arrangement													0
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments				$ 533,251,000					$ 299,016,000			299,016,000	422,600,000	$ 533,251,000
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Newbuilding purchase price					$ 55,700,000
Golden Ocean Group Limited [Member] | Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts purchased | vessel					2						2
Due to Related Parties					$ 1,900,000						$ 1,900,000
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses												$ 600,000	$ 700,000
Proceeds From Sale Of Vessels and Equipment			$ 2,400,000